S-K 1602(c) Dilution	Apr. 10, 2026 $ / shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Nature of Dilution Source	10.00	[1]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	$ 204,302	[1]
Net Tangible Book Value Amount of Dilution, Per Share	3.87	[1]
Net Tangible Book Value, Adjusted, per Share	$ 6.23	[1]
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Nature of Dilution Source	10.00	[2]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	$ 12,665	[2]
Net Tangible Book Value Amount of Dilution, Per Share	9.17	[2]
Net Tangible Book Value, Adjusted, per Share	$ 0.93	[2]

[1]	Assumes that no Public Shareholders exercise redemption rights with respect to their GigCapital7 Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
[2]	The maximum contractual redemptions scenario assumes that 18,109,974 Public Shares are redeemed for aggregate redemption payments of $191,637,391 million, assuming a $10.58187 per share redemption price. The Business Combination Agreement contains two conditions to the Closing which are that, after giving effect to the transactions contemplated hereby (including any as a result of any private placement equity financing of GigCapital7, although none is presently contemplated) (i) GigCapital7 shall have at least $5,000,001 of net tangible assets, and (ii) the Available Closing SPAC Cash shall not be less than $20,000,000. The “maximum contractual redemptions scenario” represents the maximum number of Public Shares that may be redeemed while satisfying the conditions mentioned above. The maximum contractual redemptions scenario assumes that 1,890,026 shares were not redeemed; therefore, leaving $20,000,009 in Available Closing SPAC Cash assuming a redemption price of approximately $10.58187 per share.